Investments - Pledged assets and net payable receivable for securities purchased sold (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pledged assets and net payable for securities purchased [Line Items]
Restricted cash and cash equivalents	$ 152	$ 274
Restricted securities	3,849	3,422
Other assets
Pledged assets and net payable for securities purchased [Line Items]
Receivable for securities sold	19
Accounts payable, accrued expenses, and other
Pledged assets and net payable for securities purchased [Line Items]
Payable for securities purchased	$ 80	$ 38